Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000129668
Average Annual Return [Line Items]
Average Annual Return, Percent	14.52%	7.40%		6.32%
Without Sales Load [Member] | C000129669
Average Annual Return [Line Items]
Average Annual Return, Percent	14.20%	7.11%		6.05%
Without Sales Load [Member] | C000169045
Average Annual Return [Line Items]
Average Annual Return, Percent	14.78%	7.56%	8.17%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%	14.41%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%	7.77%		6.50%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%	7.77%		6.50%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%	7.77%	8.21%